Additional capital disclosures	12 Months Ended
Mar. 31, 2020
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Additional capital disclosures
23. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company’s focus is to keep strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.

The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods. The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.

The capital structure as at March 31, 2019 and 2020 was as follows:

			As at March 31,
	2019		2020		% Change
Equity attributable to the equity shareholders of the Company	₹	568,116	₹	557,458	-1.88%

As percentage of total capital		85%		85%

Current loans, borrowings and bank overdrafts		71,099		73,202
Long-term loans and borrowings		28,368		4,840
Lease liabilities		—		19,198

Total loans, borrowings and bank overdrafts and lease liabilities	₹	99,467	₹	97,240	-2.24%
As percentage of total capital		15%		15%

Total capital	₹	667,583	₹	654,698	-1.93%

Loans and borrowings represent 15 % and 15% of total capital as at March 31, 2019 and 2020, respectively. The Company is not subjected to any externally imposed capital requirements.